Notes payable and long-term debt	12 Months Ended
Dec. 31, 2011
Notes payable and long-term debt
G.	Notes payable and long-term debt

Notes payable and current maturities of long-term debt and capital lease obligations consist of the following:

	December 31,
In millions	2011	2010
Other short-term borrowings	$30	$0
Current maturities of long-term debt and capital lease obligations	224	6

	$254	$6

During 2011, MeadWestvaco entered into a R$470 million bank credit agreement with the Brazilian Development Bank (“BNDES”) in connection with the company’s expansion in Brazil. Amounts borrowed under this facility will fund qualifying equipment purchases in accordance with the BNDES agreement and will incur a fixed rate of interest of 5.5%. Borrowings under this facility will be denominated in Brazilian Real currency. Principal payments will commence in 2013 with final maturity in 2020. Approximately R$180 million (U.S. Dollar equivalent of approximately $97 million) was drawn under this facility at December 31, 2011. Total remaining capacity of this facility in Brazilian Real currency was R$290 million at December 31, 2011 (U.S. Dollar equivalent of approximately $155 million).

MeadWestvaco had a $600 million bank credit agreement which was undrawn at December 31, 2011. The $600 million credit agreement contained a financial covenant limiting the percentage of total debt to total capitalization (including deferred taxes) to 55%, as well as certain other covenants with which the company was in compliance at December 31, 2011.

On January 30, 2012, MeadWestvaco entered into a new $600 million five-year revolving credit facility and a new $250 million five-year term loan facility (collectively the “New Credit Facilities”) with a syndicate of banks. The New Credit Facilities are scheduled to expire on January 30, 2017 and replaced the aforementioned $600 million bank credit agreement that was due to expire on October 19, 2012. The New Credit Facilities will be used principally to obtain funds for general corporate purposes. The New Credit Facilities’ agreement contains a financial covenant limiting the percentage of total debt to total capitalization (including deferred taxes) to 55%, as well as certain other covenants with which the company is in compliance.

Long-term debt consists of the following:

	December 31,
In millions	2011	2010
Debentures, rates from 6.80% to 9.75%, due 2017-2047	$1,181	$1,181
Notes, rates from 6.85% to 7.38%, due 2012-2019	471	472
BNDES notes, rate of 5.50%, due 2013-2020	97	0
Sinking fund debentures, rates from 7.50% to 7.65%, due 2014-2027	202	232
Capital lease obligations:
Industrial Development Revenue Bonds, rate 7.67%, due 2027	80	80
Industrial Development Revenue Bonds, rate 6.35%, due 2035	51	51
Industrial Development Revenue Bonds, rate 6.10%, due 2030	7	7
Pollution Control Revenue Bonds, rate 6.375%, due 2026	6	6
Other capital lease obligations	2	3
Other long-term debt	7	16

	2,104	2,048
Less: amounts due within one year	(224)	(6)

Long-term debt	$1,880	$2,042

During 2010, the company repaid prior to scheduled maturity $98 million aggregate principal of its 6.85% notes due April 2012 at 107% of face value, or $104 million plus accrued interest of $3 million prior to scheduled maturity. The above transaction resulted in a $6 million pre-tax charge from early extinguishment of debt for the year ended December 31, 2010.

As of December 31, 2011, outstanding debt maturing in the next five years is as follows:

In millions	2012	2013	2014	2015	2016
Outstanding debt maturities	$253	$12	$22	$29	$29

As of December 31, 2011, capital lease obligations maturing in the next five years are as follows:

In millions	2012	2013	2014	2015	2016
Capital lease obligation maturities	$1	$1	$0	$0	$0

The weighted average interest rate on the company’s fixed-rate long-term debt was 7.6% for 2011 and 7.7% for 2010. The company did not have any outstanding variable-rate long-term debt during 2011, but the weighted average interest rate on the company’s variable-rate long-term debt was 4% for 2010.

The percentage of debt to total capital (shareholders’ equity and total debt) was 40% at December 31, 2011 and 38% at December 31, 2010.